As Filed with the Securities and Exchange Commission on November 28, 2006

Securities Act File No. 2-85406

Investment Company Act File No. 811-3814

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               ☒

Pre-Effective Amendment No.                                              ☐

Post-Effective Amendment No. 38                                          ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             ☒

Amendment No. 40

(Check appropriate box or boxes)

RESERVE NEW YORK TAX-EXEMPT TRUST

(Exact Name of Registrant as Specified in Charter)

1250 Broadway

New York, NY 10001-3701

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 401-5500

Edmund P. Bergan, Jr., Esq.

The Reserve

1250 Broadway

New York, NY 10001-3701

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately Upon Filing

It is proposed that this filing will become effective (check appropriate box):

☒   immediately upon filing pursuant to paragraph (b)

☐   on (date) pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to Paragraph (a)(1)

☐   75 days after filing pursuant to Paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE RESERVE FUND
RESERVE TAX-EXEMPT TRUST
RESERVE NEW YORK TAX-EXEMPT TRUST
and
RESERVE MUNICIPAL MONEY-MARKET TRUST

Supplement dated November 28, 2006
to Prospectuses and Statements of Additional Information

The following disclosure updates the current Prospectus and Statement of Additional Information for the Reserve Liquid Performance Money Market Fund of The Reserve Fund, each of the California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund of Reserve Tax-Exempt Trust, the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust, and each of the Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of Reserve Municipal Money-Market Trust (collectively, the "Funds").

In addition to the classes described in the accompanying Prospectus, each of the Funds now offers a new class of shares named "Class Treasurer's Trust." Information about Class Treasurer's Trust is given in this supplement and, except for any differences described in this supplement, all of the disclosure in the Prospectus applies equally to Class Treasurer's Trust. For convenience, the currently outstanding shares of each Fund named "Single Class" shares have been redesignated as "Class R" shares.

For information on the principal investment strategies, principal risks, and performance of each Fund, please refer to the sections entitled "about the funds – Principal Investment Strategies," "– Principal Risks," and " – Performance," respectively, in each Prospectus.

The following table updates the tables under the section entitled "Fees & Expenses" in each Prospectus.

You may pay the fees and expenses, described in the table below, if you buy and hold Class Treasurer's Trust shares of the Fund, as indicated.

Shareholder Fees (Fees paid directly from your investment)	Class Treasurer's Trust
Shareholder Transaction Fees/Low Balance Fee*	None
Redemption Fees**	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee***	0.60%
Distribution and Service (12b-1) Fee	0.00%
Other Expenses†	0.00%
Total Annual Fund Operating Expenses	0.60%

*  The Funds may charge a "Low Balance Fee" (currently $15). See "How to Sell Shares."

**  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

***  Each Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expense of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

†  Other Expenses for the Reserve Liquid Performance Money Market Fund include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expense including expenses incurred in connection with litigation proceedings, other claims and legal obligations of the Trust to indemnify its trustees, officers, shareholders, distributors and other agents of the Trust, insurance, payments made pursuant to the Trust's Distribution Plan, state (blue sky) and SEC registration fees and other government imposed fees and expenses, costs of shareholder meetings, including proxy solicitations, and the fees of Trustees who are not "interested persons" of the investment adviser as defined in the Investment Company Act of 1940. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

Other Expenses for the Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Funds include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, blue sky and SEC registration fees and the fees and costs of the Independent Trustees. It is estimated that these expenses will generally be less than 0.005%.

Other Expenses for all other Funds include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, and the fees of Independent Trustees. It is estimated that these expenses will generally be less than 0.005%.

The investment adviser may contract with other parties to perform any of the ordinary administrative services required of the Administrator; provided, however any compensation paid for such services will be the responsibility of the investment adviser.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Class Treasurer's Trust	$61.50	$192.71	$335.68	$751.69

The following supplements the information under the section entitled "Fund Management – The Investment Adviser" in each Prospectus and the corresponding section in each SAI.

The comprehensive management fee (as a percentage of average daily net assets) for Class Treasurer's Trust is 0.60%.

The Trust has determined that certain of the service contracts, including investment management agreements, and distribution plans for Funds other than the Liquid Performance Money Market Fund have lapsed or were not properly approved or adopted due to an administrative error. The Trust and the Adviser are taking all necessary steps to remedy this, including obtaining shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

The following supplements the information under the section entitled "How to Buy Shares" in each Prospectus.

There is no minimum initial or subsequent investment for Class Treasurer's Trust shares, other than an IRA for which there is a $1,000 minimum initial investment and a $250 minimum subsequent investment.

The following replaces the paragraph under the section entitled "How to Buy Shares – Reserve Automatic Asset-Builder PlanSM" in the Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust Prospectus.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class R, Class Treasurer's Trust, Class 95, Class 75 or Class 70 shares of the Interstate Fund, or of Class Treasurer's Trust or Class R shares of the State Funds (other than Florida Tax-Exempt Fund), by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a Federal salary, certain veterans' benefits, or other regular payments from the Federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our Web site, www.TheR.com, for an application.

The following supplements the information under the section entitled "How to Sell Shares" in each Prospectus.

A service fee of $100 may be charged for redemption checks of less than $100,000 by Class Treasurer's Trust shareholders. There will be a fee of $100 on all wire redemptions of less than $100,000 (except through a financial intermediary) for Class Treasurer's Trust.

The following supplements the information under the section entitled "How to Sell Shares – Minimum Balance Requirements" in each Prospectus.

The minimum average monthly account balance for Class Treasurer's Trust shares of each Fund is $1,000.

Shareholders should retain this Supplement for future reference.

The Prospectus and Statement of Additional Information for the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust, dated September 28, 2006, filed as Post-Effective Amendment No. 36 to the Registration Statements are incorporated by reference.

PART C

Item 23. Exhibits

(a) Declaration of Trust and Amendments filed as an exhibit to Registrant’s Post-Effective Amendment No. 26, dated July 31, 1999, to its registration statement on Form N-1A (the “Registration Statement”) is incorporated by reference.

(b)(1) By-laws and Amendments filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement, dated July 31, 1999, is incorporated by reference.

(b)(2) Amendment to By-laws filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement, dated September 28, 2005, is incorporated by reference.

(c) See exhibits “a” and “b.”

(d) Form of Investment Management Agreement, filed herewith.

(e)(1) Form of Distribution Agreement filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement, dated July 19, 2001, is incorporated by reference.

(e)(2) Form of Registered Dealer Agreement filed as exhibit to Post-Effective Amendment No. 26 to the Registration Statement, dated July 31, 1999, is incorporated by reference.

(f) Not applicable.

(g)(1) Global Custodian Agreement with Chase Manhattan Bank filed as exhibit to Post-Effective Amendment No. 26 dated July 31, 1999 to the Registration Statement, is incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement, dated July 19, 2001, is incorporated by reference.

(g)(3) Amendment to Global Custodian Agreement filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement, dated September 28, 2005, is incorporated by reference.

(h) Not applicable.

(i) Opinion of Counsel, filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated September 28, 2006, is incorporated by reference.

(j) Consent of Independent Registered Public Accounting Firm, filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated September 28, 2006, is incorporated by reference.

(k) Not applicable.

(l) Not applicable.

(m) Plan of Distribution filed as an exhibit to Post-Effective Amendment No. 28 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

(n) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed herewith.

(o) Power of Attorney, filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated September 28, 2006, is incorporated by reference.

(p) Code of Ethics, filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated September 28, 2006, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification.

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust, Reserve Short Term Investment Trust and Hallmark Investment Series Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce R. Bent is Chairman, President and Treasurer, Mr. Bruce R. Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer and Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary for each of the Trusts for which RMCI acts as investment adviser. The address of each of the entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position(s) with the Adviser	Other Business
Bruce R. Bent	Chairman	Chairman of Reserve Management Corporation; Chairman of Resrv Partners, Inc.

Bruce R. Bent II	Vice Chairman, President, Assistant Secretary and Assistant Treasurer	Vice Chairman, Senior Vice President, Assistant Secretary and Assistant Treasurer of Reserve Management Corporation; Vice-Chairman, Secretary and Assistant Treasurer of Resrv Partners, Inc.

Arthur T. Bent III	Vice Chairman, Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary	Vice Chairman, President, Treasurer and Assistant Secretary of Reserve Management Corporation; Vice Chairman, Treasurer, Assistant Secretary and Director of Resrv Partners, Inc.

Edmund P. Bergan, Jr.	Senior Vice President, General Counsel and Secretary	Senior Vice President, General Counsel and Secretary of Reserve Management Corporation; Senior Vice President, General Counsel and Assistant Secretary of Resrv Partners, Inc.

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer of Resrv Partners, Inc.

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer of Resrv Partners, Inc.

Item 27. Principal Underwriters.

(a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust, Hallmark Equity Series Trust, Hallmark Investment Series Trust and Reserve Short-Term Investment Trust.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and office(s) with Resrv Partners, Inc	Position(s) and office(s) with the Registrant
Bruce R. Bent	Chairman	Chairman, President and Treasurer

Bruce R. Bent II	Vice-Chairman, Secretary and Assistant Treasurer	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Arthur T. Bent III	Vice-Chairman, Treasurer and Assistant Secretary	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Mary Belmonte	President	None

Edmund P. Bergan, Jr.	Senior Vice President, General Counsel and Assistant Secretary	Secretary and General Counsel

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer

(c)  Not applicable.

Item 28. Location of Accounts and Records.

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 29. Management Services.

None.

Item 30. Undertakings.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 28th day of November 2006.

Reserve New York Tax-Exempt Trust

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, Co-Chief Executive Officer,
Senior Vice President and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bruce R. Bent*	Chairman, President and Treasurer	November 28, 2006
Bruce R. Bent

/s/ Bruce R. Bent II	Co-Chief Executive Officer, Senior Vice	November 28, 2006
Bruce R. Bent II	President and Assistant Treasurer

/s/ Arthur T. Bent III	Co-Chief Executive Officer, Senior Vice	November 28, 2006
Arthur T. Bent III	President and Assistant Secretary

/s/ Patrick J. Farrell	Chief Financial Officer	November 28, 2006
Patrick J. Farrell

/s/ Edwin Ehlert, Jr.*	Trustee	November 28, 2006
Edwin Ehlert, Jr.

/s/ William Montgoris*	Trustee	November 28, 2006
William Montgoris

*By:	/s/ Bruce R. Bent II	November 28, 2006
Bruce R. Bent II
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Numbers	Description

(d)	Form of Investment Management Agreement

(n)	Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3